Consolidated Statements of Shareholders' Equity Deficit - CAD ($)	Total	Common Shares	Contributed Capital [Member]	Retained Earnings [Member]
Balance, shares at Dec. 31, 2021		0
Balance, amount at Dec. 31, 2021		$ 95,779,352	$ 9,381,966	$ (87,002,513)
Issuance of common stock, net of share issuance costs for Rights Offering		216,062
Issuance of common stock, net of share issuance costs for Private placement		216,182
Issuance of common stock, net of share issuance costs for Employee Share Purchase Plan		89,127
Issuance of common stock, net of share issuance costs for Restricted Stock Unit Plan		122,925
Net Income (Loss)	$ (6,733,076)			(6,733,076)
Recognition of stock based compensation expense			22,552
Balance, shares at Dec. 31, 2022	12,092,577	$ 96,423,648	$ 9,404,518	$ (93,735,589)
Balance, shares at Dec. 31, 2022		0	0	0
Issuance of common stock, net of share issuance costs for Rights Offering		$ 0
Issuance of common stock, net of share issuance costs for Private placement		1,622,057
Issuance of common stock, net of share issuance costs for Employee Share Purchase Plan		66,755
Issuance of common stock, net of share issuance costs for Restricted Stock Unit Plan		66,811
Net Income (Loss)	(5,451,112)			$ (5,451,112)
Recognition of stock based compensation expense			$ 148,321
Balance, shares at Dec. 31, 2023	8,545,409	$ 98,179,271	$ 9,552,839	$ (99,186,701)
Balance, shares at Dec. 31, 2023		0	0	0
Issuance of common stock, net of share issuance costs for Rights Offering		$ 0
Issuance of common stock, net of share issuance costs for Private placement		0
Issuance of common stock, net of share issuance costs for Employee Share Purchase Plan		83,239
Issuance of common stock, net of share issuance costs for Restricted Stock Unit Plan		0
Net Income (Loss)	(9,077,495)			$ (9,077,795)
Recognition of stock based compensation expense			$ 186,483
Balance, shares at Dec. 31, 2024	$ (262,664)	$ 98,262,510	$ 9,739,322	$ (108,264,496)
Balance, shares at Dec. 31, 2024		0